Label	Element	Value
Tactical Offensive Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ADVISER MANAGED TRUST

Tactical Offensive Fixed Income Fund
(the "Fund")

Supplement Dated June 24, 2020
to the Prospectus dated November 30, 2019, as restated on March 18, 2020 and as amended on June 5, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	Tactical Offensive Fixed Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Changes in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the text is hereby deleted and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest at least 90% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index). In addition, SIMC will directly manage up to 10% of the Fund's assets. SIMC will invest in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the foreign sovereign debt market (Foreign Sovereign Debt Index). SIMC may adjust the Fund's allocation of assets among the U.S. Investment Grade and Foreign Sovereign Debt Indexes (each, an Index, and collectively, the Indexes) over time on the basis of its long-term capital market assumptions. Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the Indexes, the assets allocated to each index will be managed using a passive approach.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in SIMC's allocation of assets among the Indexes, and the Fund's fees and expenses.

In seeking to track the performance of an Index, SIMC and the Sub-Adviser employ a "sampling" strategy rather than attempting to purchase all of the securities represented in the Index. A sampling strategy means that the Fund will seek to hold a representative portfolio of securities with generally the same risk and return characteristics of the Index. Such characteristics may include, but are not limited to, duration, yield, credit quality, sector weights, market technicals and country exposure. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund.

The Fund may invest in U.S. and foreign investment fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-based securities, mortgage-based securities (including commercial mortgage-based securities and through TBA transactions), sovereign debt, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. The Fund may hold instruments from either of the Indexes followed by the Fund and may also invest in fixed income securities that are not included in an Index. The Fund invests primarily in investment grade securities, but may invest in non-rated securities or securities rated below investment grade (also known as "high yield" securities or "junk bonds").

The Fund may use exchange-traded funds (ETFs), futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up an Index to synthetically obtain exposure to the fixed income markets, including during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging or investment purposes. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities. The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC. The passive investment strategy of SIMC and the Sub-Adviser seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The market capitalization and composition of the Indexes are subject to change. SIMC or the Sub-Adviser may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index. SIMC or the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

When the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager of the Fund, and a sub-adviser will not be used.

There are no other changes to the Investment Strategy of the Fund.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Based on the changes in the Fund's investment strategy, the Fund's Blended Benchmark, which consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (76%), Bloomberg Barclays High Yield Very Liquid Index (9.5%), FTSE Emerging Markets U.S. Dollar Government Bond Index (9.5%) and Bloomberg Barclays Global Treasury G6 (G7 ex-US) Index (Hedged, USD) (5%), on a going-forward basis will no longer provide a more useful comparison to the Fund's overall performance than the Fund's broad-based index, the Bloomberg Barclays U.S. Aggregate Bond Index. Accordingly, in the Fund Summary for the Fund, under the heading titled "Performance Information," references to the Fund's Blended Benchmark are hereby deleted. In addition, references to the Fund's Blended Benchmark in the section titled "More Information About the Funds' Benchmark Indexes" are also hereby deleted.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Removal of Secondary Benchmark for the Fund

Based on the changes in the Fund's investment strategy, the Fund's Blended Benchmark, which consisted of the Bloomberg Barclays U.S. Aggregate Bond Index (76%), Bloomberg Barclays High Yield Very Liquid Index (9.5%), FTSE Emerging Markets U.S. Dollar Government Bond Index (9.5%) and Bloomberg Barclays Global Treasury G6 (G7 ex-US) Index (Hedged, USD) (5%), on a going-forward basis will no longer provide a more useful comparison to the Fund's overall performance than the Fund's broad-based index, the Bloomberg Barclays U.S. Aggregate Bond Index. Accordingly, in the Fund Summary for the Fund, under the heading titled "Performance Information," references to the Fund's Blended Benchmark are hereby deleted. In addition, references to the Fund's Blended Benchmark in the section titled "More Information About the Funds' Benchmark Indexes" are also hereby deleted.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	There are no other changes to the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE